Consolidated statements of operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Income Statement [Abstract]
Revenue		$ 2,256,608	$ 1,673,922	[1]	$ 1,021,037	[1]
Cost of revenue		(1,240,097)	(902,994)	[1]	(561,191)	[1]
Gross profit		1,016,511	770,928	[1]	459,846	[1]
Selling, general and administrative expenses	[1]	(1,480,968)	(1,351,483)		(889,421)
Impairment losses on tangible assets		0	(2,991)	[1]	0	[1]
Impairment losses on intangible assets		(11,779)	(36,269)	[1]	0	[1]
Operating loss	[2]	(476,236)	(619,815)	[1]	(429,575)	[1]
Gain/(loss) on items held at fair value and remeasurements		2,023,743	(2,643,573)	[1]	21,721	[1]
Share of results of associates		(52)	(74)	[1]	366	[1]
Finance income		12,599	24,699	[1]	34,382	[1]
Finance costs	[1]	(86,441)	(91,294)		(19,232)
(Loss)/profit before tax	[3]	1,473,613	(3,330,057)	[1],[4]	(392,338)	[1],[4]
Income tax (expense)/benefit		(3,002)	14,434	[1],[3],[4]	(1,162)	[1],[3],[4]
(Loss)/profit after tax		1,470,611	(3,315,623)	[1]	(393,500)	[1]
(Loss)/profit after tax attributable to:
Equity holders of the parent		1,466,487	(3,333,171)	[1]	(405,109)	[1]
Non-controlling interests		4,124	17,548	[1]	11,609	[1]
(Loss)/profit after tax		$ 1,470,611	$ (3,315,623)	[1]	$ (393,500)	[1]
(Loss)/earnings per share attributable to owners of the parent
Basic		$ 4.02	$ (9.69)	[1],[3]	$ (1.27)	[1]
Diluted		$ (1.07)	$ (9.69)	[1],[3]	$ (1.27)	[1]
Weighted-average shares outstanding
Basic		364,696,712	343,829,481	[1],[3]	318,843,239	[1]
Diluted		472,357,995	343,829,481	[1],[3]	318,843,239	[1]

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.
[2]	(1) Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.
[3]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.
[4]	Previously reported comparatives for the years ended December 31, 2020 and 2019 have been re-presented for comparability with condensed disclosure for the year ended December 31, 2021.